Shareholder Report, Average Annual Return (Details)		12 Months Ended	47 Months Ended
	Aug. 17, 2020	Jul. 31, 2024	Jul. 31, 2024
C000215717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anfield Dynamic Fixed Income ETF
Without Sales Load [Member] | C000215717
Average Annual Return [Line Items]
Average Annual Return, Percent		4.90%	(1.92%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%	(2.00%)
Anfield Dynamic Fixed Income ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		5.14%	(1.86%)